Intangible assets (Tables)	12 Months Ended
Jun. 30, 2025
Intangible assets
Disclosure of detailed information about intangible assets	The estimated useful lives of intangible assets for the years ended June 30, 2025 and 2024 are as follows:
Customer relationship	9 years
Purchase contracts and brands	4 years
Software and other	5 years

Disclosure of reconciliation of changes in intangible assets and goodwill

(a) Intangible assets balance is as follows:

	Goodwill	Customer relationship	Purchase contracts and brands	Software and other	Total
Cost:
At June 30, 2023	546,665	351,412	23,005	61,388	982,470

Additions	—	—	—	33,067	33,067
Business combinations	122,641	45,427	—	35	168,103
Other	27,479	1,958	—	(1,140)	28,297
Translation adjustment	3,380	232	837	—	4,449

At June 30, 2024	700,165	399,029	23,842	93,350	1,216,386

Additions (i)	670	—	—	33,016	33,686
Other	—	568	—	—	568
Translation adjustment	(47)	(1,199)	(9)	161	(1,094)
Impairment losses on assets (ii)	(660,054)	(162,203)	(337)	(11,916)	(834,510)

At June 30, 2025	40,734	236,195	23,496	114,611	415,036

Amortization:
At June 30, 2023	—	139,765	15,912	19,600	175,277

Amortization for the year	—	50,089	3,218	16,457	69,764
At June 30, 2024	—	189,854	19,130	36,057	245,041

Amortization for the year	—	30,452	2,008	17,080	49,540
At June 30, 2025	—	220,306	21,138	53,137	294,581

At June 30, 2024	700,165	209,175	4,712	57,293	971,345

At June 30, 2025	40,734	15,889	2,358	61,474	120,455

(i)       Amounts arising from the adjustment in the purchase price from acquisition of Coram Com. e Repres. Agrícolas Ltda. The consideration for the acquisition was subject to post-closing price adjustment, based on the working capital variations of the purchased company. As a result, the values related to customer relationships were modified due to changes in projections.

(ii)      Amounts refer to the reduction of certain intangible assets as result of the annual impairment test as disclosed in Note 16.